Provisions (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 113.7	€ 46.8	€ 113.7
Acquisitions through business combinations, other provisions			1.9
Additional provision in the period		29.1	15.8
Release of provision		(7.1)	(8.5)
Utilization of provision		(16.8)	(9.6)
Foreign exchange		(0.2)	0.4
Opening balance sheet restatement IFRS 16	(66.9)
Provisions, ending balance	46.8	51.8	46.8
Current		45.7	40.9
Non-current		(6.1)	(5.9)
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	12.3	7.4	12.3
Additional provision in the period		15.6	3.2
Release of provision		0.0	(1.5)
Utilization of provision		(10.4)	(6.7)
Foreign exchange		0.3	0.1
Provisions, ending balance	12.3	12.9	7.4
Onerous/ unfavorable contracts
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	68.8	1.2	68.8
Additional provision in the period		0.0	0.0
Release of provision		(0.7)	0.0
Utilization of provision		(0.5)	(0.9)
Foreign exchange		0.0	0.2
Opening balance sheet restatement IFRS 16	(66.9)
Provisions, ending balance	1.9	0.0	1.2
Provisions related to other taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	5.8	6.9	5.8
Additional provision in the period		0.1	2.4
Release of provision		(0.4)	(1.3)
Utilization of provision		0.0	0.0
Foreign exchange		0.0	0.0
Provisions, ending balance	5.8	6.6	6.9
Contingent consideration
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	1.5	0.0	1.5
Additional provision in the period		0.0	0.0
Release of provision		0.0	0.0
Utilization of provision		0.0	(1.5)
Foreign exchange		0.0	0.0
Provisions, ending balance	1.5	0.0	0.0
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	25.3	31.3	25.3
Acquisitions through business combinations, other provisions			1.9
Additional provision in the period		13.4	10.2
Release of provision		(6.0)	(5.7)
Utilization of provision		(5.9)	(0.5)
Foreign exchange		(0.5)	0.1
Provisions, ending balance	€ 25.3	32.3	31.3
IFRS 16 [Member]
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance		(46.8)
Provisions, ending balance		(51.8)	(46.8)
Current		45.7	40.9
Non-current		€ (6.1)	€ (5.9)